Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - Entity [Domain] - JPY (¥) ¥ in Billions		Mar. 31, 2015	Mar. 31, 2014
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		¥ 76,667	¥ 82,907
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		41,705	43,709
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		24,624	28,618
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		10,338	10,580
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		4,550	3,774
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		2,567	2,082
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		1,440	1,116
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		543	576
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		2,891	2,571
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		1,939	1,766
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		848	727
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		104	78
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	[1]	60,935	68,811
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	[1]	30,345	33,281
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	[1]	21,781	26,432
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	[1]	8,809	9,098
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		8,291	7,751
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		6,854	6,580
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		555	343
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		¥ 882	¥ 828

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.